Financial instruments recognized in the statement of financial position and related effect on the income statement	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments recognized in the statement of financial position and related effect on the income statement	Financial instruments recognized in the statement of financial position and related effect on the income statement
The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of June 30, 2022	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized cost (2)	Fair value
Financial assets
Non-current financial assets	34,806	34,806	—	34,806
Trade receivables and others	61,531	—	61,531	61,531
Short-term investments	20,401	20,401	—	20,401
Cash and cash equivalents	102,949	102,949	—	102,949
Total financial assets	219,687	158,156	61,531	219,687
Financial liabilities
Financial liabilities—non-current portion	12,523	—	12,523	12,523
Financial liabilities—current portion	30,851	—	30,851	30,851
Trade payables and others	18,667	—	18,667	18,667
Total financial liabilities	62,041	—	62,041	62,041

As of December 31, 2021	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized Cost (2)	Fair value
Financial assets
Non-current financial assets	39,878	39,878	—	39,878
Trade receivables and others	48,241	—	48,241	48,241
Short-term investments	16,080	16,080	—	16,080
Cash and cash equivalents	103,756	103,756	—	103,756
Total financial assets	207,955	159,714	48,241	207,955
Financial liabilities
Financial liabilities—non-current portion	13,503	—	13,503	13,503
Financial liabilities—current portion	30,748	—	30,748	30,748
Trade payables and others	28,573	—	28,573	28,573
Total financial liabilities	72,824	—	72,824	72,824

(1) The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.

(2) The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.
In accordance with the amendments to IFRS 7, financial instruments are presented in three categories based on a hierarchy of methods used to determine fair value:

Level 1: fair value determined based on quoted prices in active markets for assets or liabilities;

Level 2: fair value determined on the observable database for the asset or liability concerned either directly or indirectly;
Level 3: fair value determined on the basis of evaluation techniques based in whole or in part on unobservable data.